Fair Values Of Financial Instruments - Assets And Liabilities Not Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	$ 218,277,286	$ 229,491,716	$ 321,102,633	$ 313,286,504
Other Financial Assets	28,437,414	31,458,292
Debt securities	19,857,627
Reverse Repurchase Agreements	137,382,938	73,488,887
Financial Liabilities Abstract
Other Financial Liabilities	61,592,426	59,209,439
Bank Loans	11,758,005	14,529,681
Debt Securities Issued	502,975	1,764,178
Book value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	218,277,286	229,491,716
Other Financial Assets	28,437,414	31,458,292
Debt securities	19,857,627
Loans And Advances Not Measured at Fair Value	378,995,107	422,010,840
Reverse Repurchase Agreements	137,382,938	73,488,887
Financial Liabilities Abstract
Deposits	708,336,185	721,837,845
Other Financial Liabilities	61,592,426	59,209,439
Bank Loans	11,758,005	14,529,681
Debt Securities Issued	502,975	1,764,178
Total Fair Value Member
Financial Assets Abstract
Debt securities	22,084,903
Loans And Advances Not Measured at Fair Value	373,131,211	417,263,061
Financial Liabilities Abstract
Deposits	699,975,184	715,158,115
Bank Loans	11,490,026	14,898,662
Debt Securities Issued	398,573	1,717,199
Level 2 - Fair Value Member
Financial Assets Abstract
Debt securities	22,084,903
Financial Liabilities Abstract
Deposits	699,975,184	2,532,537
Bank Loans	11,490,026	7,265,248
Debt Securities Issued	398,573	1,717,199
Level 3 - Fair Value Member
Financial Assets Abstract
Loans And Advances Not Measured at Fair Value	$ 373,131,211	417,263,061
Financial Liabilities Abstract
Deposits		712,625,578
Bank Loans		$ 7,633,414